Financial Guarantees and Residual Value Guarantees - Activity on Financial Guarantees and Residual Guarantees (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Republic airways [member]
Disclosure activity on financial guarantees and residual guarantees [line items]
Obligation assumed in accounts payable	$ 30.8	$ 41.6